Basis of preparation - Going concern (Details) - USD ($)			1 Months Ended	12 Months Ended
	Mar. 20, 2023	Jul. 14, 2022	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Oct. 29, 2021	Dec. 31, 2019
Basis of preparation
Cash flow from operating activities				$ 13,211,417	$ 16,339,266	$ 7,948,248
Cash balance, excluding restricted cash				1,623,957	10,699,679	17,756,742		$ 6,673,205
Working capital				18,104,352	$ 6,333,702
Proceeds from bank loans				55,000,000
Subsequent Debt Financing
Basis of preparation
Proceeds from bank loans	$ 7,750,000
Credit Facility
Basis of preparation
Borrowing limit							$ 30,000,000
Proceeds from bank loans				$ 55,000,000
Amount repaid to Madryn credit facility		$ 15,446,546
Term Loan
Basis of preparation
Borrowing limit						$ 15,000,000
Madryn Credit Facility
Basis of preparation
Borrowing limit		75,000,000
Proceeds from bank loans		55,000,000
Maximum additional permissible draw amount		20,000,000
Various loans held
Basis of preparation
Amount repaid to Madryn credit facility		$ 15,154,845
Unsecured notes | Subsequent Debt Financing
Basis of preparation
Proceeds from bank loans			$ 1,750,000